Quarterly Report
September 30, 2023
MFS®  Global Tactical
Allocation Portfolio
MFS® Variable Insurance Trust II
WTS-Q3

Portfolio of Investments
9/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 61.3%
Aerospace & Defense – 0.4%
Boeing Co., 5.805%, 5/01/2050		$259,000	$234,529
HEICO Corp., 5.35%, 8/01/2033		379,000	358,953
Thales S.A., 3.625%, 6/14/2029	EUR	300,000	309,013
TransDigm, Inc., 6.875%, 12/15/2030 (n)		$520,000	509,883
			$1,412,378
Apparel Manufacturers – 0.0%
Tapestry, Inc., 3.05%, 3/15/2032		$252,000	$184,608
Asset-Backed & Securitized – 5.0%
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 6.946% ((SOFR - 1mo. + 0.11448%) + 1.5%), 12/15/2035 (n)		$214,500	$208,027
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, FLR, 7.046% ((SOFR - 1mo. + 0.11448%) + 1.6%), 5/15/2036 (n)		143,000	137,870
Arbor Realty Trust, Inc., CLO, 2021-FL2, “C”, FLR, 7.396% ((SOFR - 1mo. + 0.11448%) + 1.95%), 5/15/2036 (n)		426,500	401,984
Arbor Realty Trust, Inc., CLO, 2022-FL1, “B”, FLR, 7.413% (SOFR - 30 day + 2.1%), 1/15/2037 (n)		794,500	768,474
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 7.613% (SOFR - 30 day + 2.3%), 1/15/2037 (n)		765,000	729,906
AREIT 2022-CRE6 Trust, “B”, FLR, 7.163% (SOFR - 30 day + 1.85%), 1/20/2037 (n)		289,000	279,561
AREIT 2022-CRE6 Trust, “C”, FLR, 7.463% (SOFR - 30 day + 2.15%), 1/20/2037 (n)		119,000	114,638
AREIT 2022-CRE6 Trust, “D”, FLR, 8.163% (SOFR - 30 day + 2.85%), 1/20/2037 (n)		100,000	91,595
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.73%, 4/15/2053 (i)		985,479	63,502
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.412%, 7/15/2054 (i)		2,906,796	182,500
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.737%, 2/15/2054 (i)		6,603,938	543,980
BBCMS Mortgage Trust, 2022-C18, “AS”, 6.347%, 12/15/2055		265,075	262,382
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.265%, 3/15/2054 (i)		2,022,068	112,679
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.997%, 6/15/2054 (i)		5,576,413	249,330
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.378%, 7/15/2054 (i)		6,734,883	442,936
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.388%, 8/15/2054 (i)		5,257,286	349,652
Benchmark 2022-B37 Mortgage Trust, “AS”, 5.942%, 11/15/2055		105,000	99,539
Brazos Securitization LLC, 5.413%, 9/01/2050 (n)		246,000	228,184
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 7.496% ((SOFR - 1mo. + 0.11448%) + 2.05%), 12/15/2038 (n)		177,500	172,927
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 7.746% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/15/2038 (n)		161,000	155,196
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)		77,291	72,463
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)		128,239	116,625
BXMT 2021-FL4 Ltd., “AS”, FLR, 6.746% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)		900,000	834,306
BXMT 2021-FL4 Ltd., “B”, FLR, 6.996% ((SOFR - 1mo. + 0.11448%) + 1.55%), 5/15/2038 (n)		1,797,000	1,644,239
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)		258,956	243,141
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)		197,245	179,169
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)		264,620	262,834
CNH Equipment Trust 2023-A, “A2”, 5.34%, 9/15/2026		149,393	148,686
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.884%, 4/15/2054 (i)		1,235,704	48,306
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 1.084%, 6/15/2063 (i)		2,964,895	150,223
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.147%, 6/15/2064 (i)		2,927,378	160,014
Commercial Mortgage Pass-Through Certificates, 2022-BNK41, “AS”, 3.916%, 4/15/2065		592,000	484,248
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “A4”, 5.745%, 8/14/2056		768,000	761,281
Credit Acceptance Auto Loan Trust, 2021-3A, “A”, 1%, 5/15/2030 (n)		490,190	479,356
DT Auto Owner Trust, 2023-1A, “A”, 5.48%, 4/15/2027 (n)		193,236	192,587
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 7.564% (SOFR - 30 day + 2.25%), 2/23/2039 (n)		269,500	261,383
FS Rialto 2021-FL2 Issuer Ltd., “AS”, FLR, 6.995% ((SOFR - 1mo. + 0.11448%) + 1.55%), 5/16/2038 (n)		701,500	664,088
GreatAmerica Leasing Receivables Funding LLC, 2023-1, “A2”, 5.35%, 2/16/2026 (n)		139,000	137,927
MF1 2021-FL5 Ltd., “B”, FLR, 6.896% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/15/2036 (n)		847,500	824,301
MF1 2021-FL5 Ltd., “C”, FLR, 7.146% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)		200,000	193,412
MF1 2021-FL6 Ltd., “AS”, FLR, 6.895% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/16/2036 (n)		1,050,000	1,019,791
MF1 2021-FL6 Ltd., “B”, FLR, 7.095% ((SOFR - 1mo. + 0.11448%) + 1.65%), 7/16/2036 (n)		600,000	575,364
MF1 2022-FL8 Ltd., “A”, FLR, 6.677% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)		250,000	246,520
MF1 2022-FL8 Ltd., “B”, FLR, 7.277% (SOFR - 30 day + 1.95%), 2/19/2037 (n)		281,312	271,877
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.415%, 5/15/2054 (i)		2,253,719	140,059
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.327%, 6/15/2054 (i)		4,803,912	270,806

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Navistar Financial Dealer Note Master Owner Trust, 2022-1, “A”, FLR, 6.564% (SOFR - 30 day + 1.25%), 5/25/2027 (n)		$236,000	$236,387
RAC Bond Co. PLC, 4.87%, 5/06/2026	GBP	310,000	352,885
Starwood Commercial Mortgage, 2021-FL2, “AS”, FLR, 6.895% ((SOFR - 1mo. + 0.11448%) + 1.45%), 4/18/2038 (n)		$700,000	649,399
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 7.245% ((SOFR - 1mo. + 0.11448%) + 1.8%), 4/18/2038 (n)		534,500	494,519
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 6.846% ((SOFR - 1mo. + 0.11448%) + 1.4%), 3/15/2038 (n)		350,000	339,552
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.653%, 8/15/2054 (i)		4,902,921	374,490
Westlake Automobile Receivables Trust, 2023-1A, “A2B”, FLR, 6.163% (SOFR - 1mo. + 0.85%), 6/15/2026 (n)		109,675	109,619
			$18,534,719
Automotive – 0.3%
Ford Motor Credit Co. LLC, 6.8%, 5/12/2028		$254,000	$253,706
Hyundai Capital America, 6.375%, 4/08/2030 (n)		207,000	206,776
LKQ Corp., 6.25%, 6/15/2033 (n)		195,000	188,554
Volkswagen International Finance N.V., 7.5%, 9/06/2172	EUR	200,000	213,036
Volkswagen International Finance N.V., 7.875%, 9/06/2172		100,000	107,094
			$969,166
Broadcasting – 0.5%
Discovery Communications LLC, 4.125%, 5/15/2029		$244,000	$218,020
Prosus N.V., 3.68%, 1/21/2030 (n)		240,000	193,447
Ubisoft Entertainment S.A., 0.878%, 11/24/2027	EUR	1,100,000	919,401
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032		$586,000	497,408
			$1,828,276
Brokerage & Asset Managers – 0.5%
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029		$305,000	$298,724
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day+ 2.01%) to 8/24/2034		218,000	212,061
Low Income Investment Fund, 3.386%, 7/01/2026		150,000	138,217
Low Income Investment Fund, 3.711%, 7/01/2029		400,000	351,955
LPL Holdings, Inc., 4%, 3/15/2029 (n)		554,000	483,012
LSEG Netherlands B.V., 4.231%, 9/29/2030	EUR	280,000	295,784
			$1,779,753
Building – 0.3%
Holcim Sterling Finance (Netherlands) B.V., 2.25%, 4/04/2034	GBP	285,000	$241,342
Interface, Inc., 5.5%, 12/01/2028 (n)		$423,000	359,599
Vulcan Materials Co., 3.5%, 6/01/2030		453,000	394,434
			$995,375
Business Services – 0.3%
Corning, Inc., 4.125%, 5/15/2031	EUR	260,000	$266,423
Euronet Worldwide, Inc., 1.375%, 5/22/2026		370,000	351,485
Fiserv, Inc., 4.4%, 7/01/2049		$356,000	272,710
Mastercard, Inc., 3.85%, 3/26/2050		310,000	238,742
			$1,129,360
Cable TV – 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		$420,000	$391,332
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		227,000	158,733
Cox Communications, Inc., 5.45%, 9/15/2028 (n)		389,000	382,512
SES S.A., 2.875% to 8/27/2026, FLR (EUR Swap Rate - 5yr. + 3.19%) to 8/27/2031, FLR (EUR Swap Rate - 5yr. + 3.44%) to 8/27/2046, FLR (EUR Swap Rate - 5yr. + 4.19%) to 8/27/2171	EUR	600,000	554,765
Summer BidCo B.V., 9% (9% Cash or 9.75% PIK), 11/15/2025		639,589	650,829
			$2,138,171
Chemicals – 0.1%
Alpek SAB de C.V., 3.25%, 2/25/2031 (n)		$219,000	$171,904
Sasol Financing (USA) LLC, 8.75%, 5/03/2029 (n)		363,000	349,016
			$520,920

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Computer Software – 0.1%
Microsoft Corp., 2.525%, 6/01/2050 (f)		$523,000	$318,452
Computer Software - Systems – 0.1%
Apple, Inc., 4.5%, 2/23/2036 (f)		$316,000	$301,082
Conglomerates – 0.7%
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		$506,000	$451,776
nVent Finance S.à r.l., 5.65%, 5/15/2033		519,000	482,941
Regal Rexnord Corp., 6.05%, 4/15/2028 (n)		649,000	631,261
Veralto Corp., 4.15%, 9/19/2031	EUR	257,000	266,706
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028		$781,000	734,386
			$2,567,070
Consumer Products – 0.1%
Kenvue, Inc., 5.05%, 3/22/2053 (n)		$524,000	$475,961
Consumer Services – 0.1%
Booking Holdings, Inc., 4.125%, 5/12/2033	EUR	290,000	$300,485
Securitas Treasury Ireland DAC, 4.375%, 3/06/2029		210,000	220,726
			$521,211
Containers – 0.1%
DS Smith PLC, 4.5%, 7/27/2030	EUR	280,000	$289,656
Electrical Equipment – 0.1%
Telefonaktiebolaget LM Ericsson, 1%, 5/26/2029	EUR	570,000	$478,996
Electronics – 0.1%
Broadcom, Inc., 3.469%, 4/15/2034 (n)		$240,000	$188,499
Broadcom, Inc., 3.137%, 11/15/2035 (n)		174,000	126,860
Intel Corp., 5.7%, 2/10/2053		219,000	205,368
			$520,727
Emerging Market Quasi-Sovereign – 0.7%
Bank Gospodarstwa Krajowego (Republic of Poland), 5.375%, 5/22/2033 (n)		$408,000	$384,540
Corporación Nacional del Cobre de Chile, 5.95%, 1/08/2034 (n)		311,000	300,942
First Abu Dhabi Bank PJSC, 1% to 4/04/2029, FLR (CMT - 5yr. + 1.7%) to 4/04/2034		384,000	383,520
Magyar Export-Import Bank PLC (Republic of Hungary), 6.125%, 12/04/2027 (n)		200,000	196,600
MDGH - GMTN RSC Ltd. (United Arab Emirates), 2.5%, 6/03/2031		385,000	316,272
Ooredoo International Finance Ltd. (State of Qatar), 2.625%, 4/08/2031		240,000	199,764
Petroleos Mexicanos, 6.875%, 8/04/2026		440,000	405,636
Qatar Petroleum, 3.125%, 7/12/2041		236,000	162,855
REC Ltd. (Republic of India), 5.625%, 4/11/2028 (n)		345,000	336,435
			$2,686,564
Emerging Market Sovereign – 13.0%
Czech Republic, 2.5%, 8/25/2028	CZK	24,880,000	$972,769
Czech Republic, 2%, 10/13/2033		29,000,000	985,141
Dominican Republic, 7.05%, 2/03/2031 (n)		$179,000	172,785
Dominican Republic, 4.875%, 9/23/2032		750,000	608,313
Federative Republic of Brazil, 10%, 1/01/2029	BRL	4,500,000	849,912
Hellenic Republic (Republic of Greece), 3.875%, 6/15/2028 (n)	EUR	2,557,000	2,704,551
Hellenic Republic (Republic of Greece), 1.75%, 6/18/2032 (n)		2,596,000	2,266,074
Hellenic Republic (Republic of Greece), 4.25%, 6/15/2033 (n)		3,123,000	3,277,441
Hellenic Republic (Republic of Greece), 4.375%, 7/18/2038		420,000	431,123
Kingdom of Morocco, 6.5%, 9/08/2033 (n)		$362,000	354,760
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	96,412,000	2,306,960
Oriental Republic of Uruguay, 9.75%, 7/20/2033		22,117,000	576,623

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
People's Republic of China, 3.13%, 11/21/2029	CNY	13,500,000	$1,901,945
People's Republic of China, 2.88%, 2/25/2033		45,810,000	6,345,028
Republic of Cote d'Ivoire, 6.875%, 10/17/2040	EUR	600,000	468,975
Republic of Guatemala, 3.7%, 10/07/2033		$227,000	173,913
Republic of Hungary, 5.5%, 6/16/2034 (n)		294,000	267,834
Republic of Indonesia, 3.55%, 3/31/2032		440,000	378,526
Republic of Korea, 2.375%, 12/10/2027	KRW	1,800,000,000	1,255,253
Republic of Korea, 1.875%, 6/10/2029		11,435,190,000	7,583,454
Republic of Korea, 1.375%, 6/10/2030		8,960,400,000	5,642,121
Republic of Peru, 7.3%, 8/12/2033	PEN	6,835,000	1,801,366
Republic of Romania, 6.375%, 9/18/2033	EUR	510,000	530,221
Republic of Serbia, 6.5%, 9/26/2033 (n)		$255,000	242,385
Republic of South Africa, 5.875%, 4/20/2032		429,000	364,650
United Mexican States, 7.5%, 6/03/2027	MXN	72,800,000	3,812,627
United Mexican States, 7.75%, 5/29/2031		32,000,000	1,616,480
United Mexican States, 6.338%, 5/04/2053		$474,000	431,372
United Mexican States, 3.771%, 5/24/2061		334,000	195,708
			$48,518,310
Energy - Independent – 0.5%
Energean Israel Finance Ltd., 4.875%, 3/30/2026		$171,000	$158,825
Occidental Petroleum Corp., 6.45%, 9/15/2036		360,000	353,496
Santos Finance Ltd., 6.875%, 9/19/2033 (n)		310,000	303,298
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		1,200,000	1,077,192
			$1,892,811
Energy - Integrated – 0.2%
BP Capital Markets America, Inc., 4.812%, 2/13/2033		$279,000	$261,111
BP Capital Markets B.V., 4.323%, 5/12/2035	EUR	340,000	348,336
			$609,447
Financial Institutions – 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.75%, 6/06/2028		$335,000	$327,285
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)		263,000	247,193
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		144,000	135,207
Corporacion Inmobiliaria Vesta S.A.B. de C.V., 3.625%, 5/13/2031		265,000	216,091
CPI Property Group S.A., 3.75% to 7/27/2028, FLR (EUR Swap Rate - 5yr. + 4.338%) to 7/27/2033, FLR (EUR Swap Rate - 5yr. + 4.588%) to 7/27/2048, FLR (EUR Swap Rate - 5yr. + 5.338%) to 1/27/2170	EUR	510,000	147,336
CTP N.V., 0.875%, 1/20/2026		350,000	328,666
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)		$384,000	365,760
Globalworth Ltd., REIT, 2.95%, 7/29/2026	EUR	720,000	582,352
Grand City Properties S.A., 2.5% to 10/24/2023, FLR (EUR Swap Rate - 5yr. + 2.432%) to 10/24/2028, FLR (EUR Swap Rate - 5yr. + 2.682%) to 10/24/2043, FLR (EUR Swap Rate - 5yr. + 3.432%) to 10/24/2069		600,000	361,675
Macquarie AirFinance Holdings Ltd., 8.125%, 3/29/2029 (n)		$292,000	292,394
P3 Group S.à r.l., 1.625%, 1/26/2029	EUR	280,000	234,656
Samhallsbyggnadsbolaget i Norden AB, 1.75%, 1/13/2025		670,000	602,070
Samhallsbyggnadsbolaget i Norden AB, 2.375%, 9/04/2026		370,000	275,588
SBB Treasury Oyj, 0.75%, 12/14/2028		280,000	170,835
VGP N.V., 1.5%, 4/08/2029		200,000	156,642
			$4,443,750
Food & Beverages – 1.0%
Anheuser-Busch InBev S.A./N.V., 2%, 1/23/2035	EUR	330,000	$282,960
Anheuser-Busch InBev Worldwide, Inc., 4%, 4/13/2028		$443,000	419,206
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		494,000	428,262
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		160,000	153,247
Bacardi Ltd., 5.15%, 5/15/2038 (n)		335,000	293,478
Bacardi-Martini B.V., 5.4%, 6/15/2033 (n)		266,000	249,249
Carlsberg Breweries A.S., 4.25%, 10/05/2033	EUR	178,000	185,713

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
Constellation Brands, Inc., 3.15%, 8/01/2029		$359,000	$314,531
Constellation Brands, Inc., 2.25%, 8/01/2031		378,000	294,459
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029		341,000	286,163
Kraft Heinz Foods Co., 3.875%, 5/15/2027		332,000	312,769
Pernod Ricard S.A., 3.75%, 9/15/2033	EUR	200,000	204,003
PT Indofood CBP Sukses Makmur Tbk, 3.398%, 6/09/2031		$556,000	447,900
			$3,871,940
Gaming & Lodging – 0.2%
Marriott International, Inc., 2.85%, 4/15/2031		$606,000	$488,497
VICI Properties LP, REIT, 4.95%, 2/15/2030		210,000	192,143
			$680,640
Industrial – 0.1%
Arcadis N.V., 4.875%, 2/28/2028	EUR	269,000	$281,376
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050		$409,000	232,802
			$514,178
Insurance – 0.7%
AIA Group Ltd., 0.88% to 9/09/2028, FLR (EUR Swap Rate - 5yr. + 1.1%) to 9/09/2033	EUR	390,000	$328,042
Allianz SE, 3.2% to 4/30/2028, FLR (CMT - 5yr. + 2.165%) to 4/30/2171 (n)		$400,000	284,042
ASR Nederland N.V., 7% to 12/07/2033, FLR (EUR Swap Rate - 5yr. + 5.3%) to 12/07/2043	EUR	330,000	357,582
AXA S.A., 5.5% to 7/11/2033, FLR (EURIBOR - 3mo. + 3.6%) to 7/11/2043		400,000	413,761
Corebridge Financial, Inc., 4.35%, 4/05/2042		$666,000	503,589
Equitable Holdings, Inc., 5.594%, 1/11/2033		406,000	384,500
Groupe des Assurances du Credit Mutuel, 1.85% to 4/21/2032, FLR (EURIBOR - 3mo. + 2.65%) to 4/21/2042	EUR	300,000	231,240
			$2,502,756
Insurance - Health – 0.1%
UnitedHealth Group, Inc., 4.625%, 7/15/2035		$258,000	$238,208
Insurance - Property & Casualty – 0.5%
American International Group, Inc., 5.125%, 3/27/2033		$329,000	$306,121
Aon Corp./Aon Global Holdings PLC, 3.9%, 2/28/2052		403,000	288,017
Fairfax Financial Holdings Ltd., 4.25%, 12/06/2027	CAD	760,000	522,188
QBE Insurance Group Ltd., 2.5% to 9/13/2028, FLR (GBP Government Yield - 5yr. + 2.061%) to 9/13/2038	GBP	408,000	396,683
RenaissanceRe Holdings Ltd., 5.75%, 6/05/2033		$416,000	391,312
			$1,904,321
International Market Quasi-Sovereign – 0.6%
Electricite de France S.A., 6.25%, 5/23/2033 (n)		$500,000	$500,520
Landsbankinn hf., 6.375%, 3/12/2027	EUR	270,000	286,434
Logicor Financing S.à r.l., 1.625%, 1/17/2030		380,000	303,021
Logicor Financing S.à r.l., 0.875%, 1/14/2031		200,000	144,678
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/05/2028 (n)		$438,000	438,889
NBN Co. Ltd. (Commonwealth of Australia), 4.375%, 3/15/2033	EUR	356,000	370,117
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)		$517,000	390,246
			$2,433,905
International Market Sovereign – 11.5%
Commonwealth of Australia, 3.25%, 6/21/2039	AUD	2,681,000	$1,442,725
Government of Bermuda, 2.375%, 8/20/2030 (n)		$220,000	176,660
Government of Bermuda, 5%, 7/15/2032 (n)		716,000	667,121
Government of Japan, 2.1%, 12/20/2027	JPY	100,000,000	720,925
Government of Japan, 2.4%, 6/20/2028		802,000,000	5,890,600
Government of Japan, 0.3%, 12/20/2039		516,000,000	2,972,421
Government of Japan, 1.7%, 6/20/2044		372,350,000	2,591,924
Government of Japan, 0.3%, 6/20/2046		140,700,000	721,577
Government of New Zealand, 1.5%, 5/15/2031	NZD	5,606,000	2,567,746

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – continued
Government of New Zealand, 2%, 5/15/2032	NZD	3,793,000	$1,758,106
Government of New Zealand, 3.5%, 4/14/2033		10,478,000	5,433,950
Kingdom of Belgium, 3%, 6/22/2033 (n)	EUR	3,399,000	3,454,066
Kingdom of Belgium, 0.4%, 6/22/2040		1,423,000	874,878
Kingdom of Spain, 3.15%, 4/30/2033		4,727,000	4,714,636
Kingdom of Spain, 3.9%, 7/30/2039 (n)		1,829,000	1,849,535
Kingdom of Spain, 1%, 10/31/2050		503,000	248,668
Kingdom of Sweden, 1%, 11/12/2026	SEK	14,230,000	1,217,326
Kingdom of Sweden, 0.75%, 5/12/2028		30,025,000	2,478,382
Kingdom of Sweden, 1.75%, 11/11/2033		16,910,000	1,389,135
United Kingdom Treasury, 1.75%, 9/07/2037	GBP	575,000	493,271
United Kingdom Treasury, 1.25%, 10/22/2041		864,000	606,883
United Kingdom Treasury, 1.25%, 7/31/2051		1,010,783	559,980
			$42,830,515
Local Authorities – 0.0%
Province of British Columbia, 2.95%, 6/18/2050	CAD	300,000	$158,891
Machinery & Tools – 0.4%
Ashtead Capital, Inc., 5.95%, 10/15/2033 (n)		$495,000	$469,932
CNH Industrial Capital LLC, 1.875%, 1/15/2026		349,000	319,934
CNH Industrial Capital LLC, 5.5%, 1/12/2029		406,000	398,973
Sarens Finance Co. N.V., 5.75%, 2/21/2027	EUR	270,000	249,273
			$1,438,112
Major Banks – 4.1%
Banco de Sabadell S.A., 5%, 6/07/2029	EUR	400,000	$421,798
Banco de Sabadell S.A., 5.5% to 9/08/2028, FLR (EUR ICE Swap Rate - 1yr. + 2.4%) to 9/08/2029		300,000	312,495
Banco de Sabadell S.A., 9.375% to 1/18/2029, FLR (EUR Swap Rate - 5yr. + 6.83%) to 4/18/2172		200,000	205,944
Bank of America Corp., 5.202% to 4/25/2033, FLR (SOFR - 1 day + 1.63%) to 4/25/2029		$497,000	478,762
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		729,000	572,951
Bank of Ireland Group PLC, 5% to 7/04/2030, FLR (EUR ICE Swap Rate - 1yr. + 2.05%) to 7/04/2031	EUR	330,000	348,509
Barclays Bank PLC, 8.407% to 11/14/2027, FLR (GBP Swap Rate - 5yr. + 4.75%) to 11/14/2032	GBP	175,000	217,709
BNP Paribas S.A., 5.97%, 3/23/2172		$930,000	865,830
BPER Banca S.p.A., 5.75% to 9/11/2028, FLR (EURIBOR - 3mo. + 2.6%) to 9/11/2029	EUR	470,000	487,107
Capital One Financial Corp., 6.377% to 6/08/2033, FLR (SOFR - 1 day + 2.860%) to 6/08/2034		$514,000	485,070
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		735,000	559,214
Credit Agricole S.A., 4.75%, 3/23/2171 (n)		269,000	204,360
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032		318,000	242,185
Goldman Sachs Group, Inc., 3.436% to 2/24/2042, FLR (SOFR - 1 day + 1.632%) to 2/24/2043		207,000	142,765
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026		349,000	325,291
HSBC Holdings PLC, 6.8% to 9/14/2030, FLR (SONIA + 2.124%) to 9/14/2031	GBP	230,000	283,515
HSBC Holdings PLC, 4.787% to 3/10/2031, FLR (EURIBOR - 3mo. + 1.55%) to 3/10/2032	EUR	290,000	301,967
HSBC Holdings PLC, 4.856% to 5/23/2032, FLR (EURIBOR - 3mo. + 1.942%) to 5/23/2033		260,000	270,077
ING Groep N.V., 6.25%, 5/20/2033	GBP	400,000	465,002
JPMorgan Chase & Co., 1.953% to 2/04/2031, FLR (SOFR - 1 day + 1.065%) to 2/04/2032		$572,000	433,789
JPMorgan Chase & Co., 3.109% to 4/22/2050, FLR (SOFR - 1 day + 2.44%) to 4/22/2051		611,000	379,358
Lloyds Banking Group PLC, 4.75% to 9/21/2030, FLR (EUR Swap Rate - 1yr. + 1.6%) to 9/21/2031	EUR	250,000	260,788
mBank S.A., 8.375% to 9/11/2026, FLR (EURIBOR - 3mo. + 4.901%) to 9/11/2027		200,000	214,292
mBank S.A., 0.966% to 9/21/2026, FLR (EURIBOR - 3mo. + 1.25%) to 9/21/2027		500,000	430,195
Morgan Stanley, 3.125%, 7/27/2026		$555,000	515,481
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		383,000	329,944
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034		308,000	290,534
National Bank Greece S.A., 8% to 1/03/2029, FLR (EUR ICE Swap Rate - 5yr. + 4.646%) to 1/03/2034	EUR	240,000	255,009
NatWest Group PLC, 4.771%, 2/16/2029		310,000	324,439
NatWest Group PLC, 5.763% to 2/28/2029, FLR (EUR Swap Rate - 5yr. + 2.6%) to 2/28/2034		270,000	281,115
NatWest Group PLC, 4.5% to 9/30/2028, FLR (GBP Swap Rate - 5yr. + 3.992%) to 3/31/2171	GBP	260,000	238,713
Société Générale S.A., 5.625%, 6/02/2033	EUR	400,000	408,034
Standard Chartered PLC, 4.874%, 5/10/2031		450,000	467,817

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Toronto-Dominion Bank, 4.108%, 6/08/2027		$499,000	$471,002
UBS Group AG, 2.746% to 2/11/2032, FLR (CMT - 1yr. + 1.1%) to 2/11/2033 (n)		850,000	642,637
Unicaja Banco S.A., 1% to 12/01/2025, FLR (EUR ICE Swap Rate - 1yr. + 1.15%) to 12/01/2026	EUR	100,000	96,357
Unicaja Banco S.A., 6.5% to 9/11/2027, FLR (EUR Swap Rate - 1yr. + 3.25%) to 9/11/2028		300,000	315,295
Unicaja Banco S.A., 5.125% to 2/21/2028, FLR (EUR Swap Rate - 1yr. + 2.15%) to 2/21/2029		400,000	411,829
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)		$590,000	540,486
UniCredit S.p.A., 7.5% to 6/03/2026, FLR (EUR ICE Swap Rate - 5yr. + 7.334%) to 6/03/2171	EUR	320,000	331,682
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		$414,000	334,654
			$15,164,001
Medical & Health Technology & Services – 0.7%
Alcon Finance Corp., 3.8%, 9/23/2049 (n)		$204,000	$144,576
Becton, Dickinson and Co., 4.298%, 8/22/2032		186,000	168,183
CVS Health Corp., 5.25%, 1/30/2031		137,000	131,633
CVS Health Corp., 5.625%, 2/21/2053		376,000	337,947
HCA, Inc., 5.25%, 6/15/2026		214,000	209,503
HCA, Inc., 5.125%, 6/15/2039		286,000	247,748
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		650,000	359,134
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		309,000	291,717
Thermo Fisher Scientific (Finance I) B.V., 2%, 10/18/2051	EUR	360,000	224,280
Thermo Fisher Scientific, Inc., 1.75%, 10/15/2028		$241,000	203,931
Thermo Fisher Scientific, Inc., 4.977%, 8/10/2030		299,000	291,031
			$2,609,683
Medical Equipment – 0.1%
Fresenius Se & Co. KGaA, 5.125%, 10/05/2030	EUR	250,000	$266,288
Metals & Mining – 0.2%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)		$326,000	$314,843
Anglo American Capital PLC, 4.75%, 9/21/2032	EUR	220,000	226,508
Glencore Funding LLC, 2.85%, 4/27/2031 (n)		$456,000	361,842
			$903,193
Midstream – 0.8%
Columbia Pipelines Operating Co. LLC, 5.927%, 8/15/2030 (n)		$393,000	$387,940
Columbia Pipelines Operating Co. LLC, 6.036%, 11/15/2033 (n)		208,000	203,030
Enbridge, Inc., 5.7%, 3/08/2033		241,000	230,878
Enbridge, Inc., 8.5% to 1/15/2034, FLR (CMT - 5yr. + 4.431%) to 1/15/2054, FLR (CMT - 5yr. + 5.181%) to 1/14/2084		344,000	341,169
Energy Transfer LP, 5.55%, 2/15/2028		258,000	253,438
Energy Transfer LP, 7.125% to 5/15/2030, FLR (CMT - 5yr. + 5.306%) to 5/15/2171		306,000	263,824
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)		486,131	405,001
Sabine Pass Liquefaction LLC, 5%, 3/15/2027		296,000	287,155
Targa Resources Corp., 4.2%, 2/01/2033		136,000	115,639
Targa Resources Corp., 4.95%, 4/15/2052		341,000	262,273
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)		363,000	297,885
			$3,048,232
Mortgage-Backed – 5.3%
Fannie Mae, 4.5%, 3/01/2025 - 2/01/2046		$2,368,452	$2,224,193
Fannie Mae, 5%, 3/01/2036 - 8/01/2040		774,910	756,023
Fannie Mae, 5.5%, 11/01/2036 - 4/01/2037		65,303	65,100
Fannie Mae, 6%, 9/01/2037 - 6/01/2038		104,368	105,513
Fannie Mae, 4%, 11/01/2040 - 12/01/2040		556,128	506,371
Fannie Mae, 3.5%, 5/01/2043 - 12/01/2046		1,265,163	1,109,932
Fannie Mae, UMBS, 2%, 10/01/2036 - 2/01/2052		1,636,922	1,309,612
Fannie Mae, UMBS, 2.5%, 3/01/2050 - 4/01/2052		1,661,118	1,327,916
Fannie Mae, UMBS, 3%, 12/01/2051 - 7/01/2052		282,253	234,790
Fannie Mae, UMBS, 6%, 12/01/2052		115,420	114,006
Freddie Mac, 4%, 7/01/2025		11,265	10,916

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 1.48%, 3/25/2027 (i)		$809,000	$33,818
Freddie Mac, 3.286%, 11/25/2027		1,303,000	1,211,193
Freddie Mac, 3.9%, 4/25/2028		400,000	379,684
Freddie Mac, 1.915%, 4/25/2030 (i)		1,420,926	137,012
Freddie Mac, 1.985%, 4/25/2030 (i)		1,365,340	133,201
Freddie Mac, 1.768%, 5/25/2030 (i)		1,747,943	156,761
Freddie Mac, 1.906%, 5/25/2030 (i)		3,920,368	378,251
Freddie Mac, 1.436%, 6/25/2030 (i)		1,615,349	118,932
Freddie Mac, 1.703%, 8/25/2030 (i)		1,436,842	127,145
Freddie Mac, 1.262%, 9/25/2030 (i)		905,456	59,719
Freddie Mac, 1.171%, 11/25/2030 (i)		1,823,916	113,042
Freddie Mac, 0.419%, 1/25/2031 (i)		6,713,588	120,442
Freddie Mac, 0.611%, 3/25/2031 (i)		8,128,484	239,866
Freddie Mac, 1.039%, 7/25/2031 (i)		1,499,257	87,753
Freddie Mac, 0.632%, 9/25/2031 (i)		6,201,367	217,631
Freddie Mac, 0.955%, 9/25/2031 (i)		1,902,494	101,239
Freddie Mac, 0.665%, 12/25/2031 (i)		1,517,361	54,791
Freddie Mac, 3.5%, 7/25/2032		507,099	444,492
Freddie Mac, 4.35%, 1/25/2033		581,619	542,078
Freddie Mac, 4.2%, 5/25/2033		285,000	262,125
Freddie Mac, 5.5%, 5/01/2034 - 7/01/2037		15,855	15,761
Freddie Mac, 5%, 10/01/2036 - 7/01/2041		225,911	221,228
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042		452,546	428,022
Freddie Mac, UMBS, 2%, 8/01/2037 - 1/01/2052		340,992	267,269
Freddie Mac, UMBS, 3.5%, 1/01/2047 - 11/01/2049		751,124	656,389
Freddie Mac, UMBS, 3%, 6/01/2050 - 6/01/2052		295,645	245,196
Freddie Mac, UMBS, 2.5%, 10/01/2051 - 2/01/2053		1,579,682	1,255,874
Freddie Mac, UMBS, 4%, 5/01/2052		45,885	41,181
Freddie Mac, UMBS, 6%, 11/01/2052		78,201	77,220
Ginnie Mae, 5%, 5/15/2040 - 4/20/2053		99,188	94,644
Ginnie Mae, 3.5%, 6/20/2043		414,711	371,406
Ginnie Mae, 2.5%, 8/20/2051 - 4/20/2052		1,002,299	819,676
Ginnie Mae, 2%, 1/20/2052 - 5/20/2052		1,205,954	953,585
Ginnie Mae, 3%, 2/20/2052 - 11/20/2052		421,753	357,542
Ginnie Mae, 4%, 8/20/2052		143,128	128,972
Ginnie Mae, 5.5%, 2/20/2053 - 8/20/2053		320,956	311,735
Ginnie Mae, TBA, 6%, 10/15/2053		625,000	619,287
Ginnie Mae, TBA, 6.5%, 10/23/2053		300,000	301,687
			$19,850,221
Municipals – 0.8%
Iowa Student Loan Liquidity Corp. Rev., Taxable, “A”, 5.08%, 12/01/2039		$290,000	$267,675
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, Issue M, “A”, 2.641%, 7/01/2037		695,000	590,645
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, Issue M, “A”, 4.949%, 7/01/2038		685,000	632,242
Massachusetts Housing Finance Agency, Single Family Housing Rev., Taxable, “226”, 5.562%, 12/01/2052		515,000	502,828
Michigan Finance Authority Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040		480,000	358,820
Minnesota Housing Finance Agency, Residential Housing, Taxable, “G”, 4.337%, 1/01/2047		455,000	429,590
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028		275,000	236,419
			$3,018,219
Natural Gas - Distribution – 0.2%
ENGIE S.A., 4.5%, 9/06/2042	EUR	200,000	$203,901
ENGIE S.A., 4.25%, 1/11/2043		200,000	197,159
Eustream A.S., 1.625%, 6/25/2027		470,000	391,936
			$792,996

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Natural Gas - Pipeline – 0.3%
APA Infrastructure Ltd., 0.75%, 3/15/2029	EUR	440,000	$376,995
APA Infrastructure Ltd., 2.5%, 3/15/2036	GBP	770,000	609,760
			$986,755
Network & Telecom – 0.1%
Total Play Telecomunicaciones S.A. de C.V., 7.5%, 11/12/2025 (n)		$363,000	$259,722
Oils – 0.1%
Puma International Financing S.A., 5%, 1/24/2026		$223,000	$203,492
Other Banks & Diversified Financials – 1.9%
ABANCA Corp. Bancaria S.A., 5.875% to 4/02/2029, FLR (EUR Swap Rate - 1yr. + 2.6%) to 4/02/2030	EUR	500,000	$523,181
ABANCA Corp. Bancaria S.A., 8.375% to 9/23/2028, FLR (EUR ICE Swap Rate - 5yr. + 5.245%) to 9/23/2033		500,000	534,907
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/12/2029 (n)		$400,000	398,337
Alpha Bank, 4.25%, 2/13/2030	EUR	250,000	244,027
BBVA Bancomer S.A., 8.45%, 6/29/2038 (n)		$425,000	418,905
Belfius Bank S.A., 4.125%, 9/12/2029	EUR	400,000	418,661
Belfius Bank S.A., 3.625% to 4/16/2025, FLR (EUR Swap Rate - 5yr. + 2.938%) to 4/16/2068		400,000	314,105
BPCE S.A., 2.277% to 1/20/2031, FLR (SOFR - 1 day + 1.312%) to 1/20/2032 (n)		$550,000	411,451
BPCE S.A., 4.75% to 6/14/2033, FLR (EURIBOR - 3mo. + 1.83%) to 6/14/2034	EUR	200,000	207,748
CaixaBank S.A., 5% to 7/19/2028, FLR (EURIBOR - 3mo. + 1.65%) to 7/19/2029		300,000	316,024
CaixaBank S.A., 4.25%, 9/06/2030		300,000	311,819
CaixaBank S.A., 6.875% to 10/25/2028, FLR (GBP Swap Rate - 5yr. + 3.7%) to 10/25/2033	GBP	200,000	234,732
CaixaBank S.A., 8.25% to 9/13/2029, FLR (EUR ICE Swap Rate - 5yr. + 5.142%) to 6/13/2172	EUR	400,000	413,349
Deutsche Bank AG, 6.125% to 12/12/2029, FLR (SONIA + 2.621%) to 12/12/2030	GBP	300,000	339,988
Deutsche Bank AG, 4% to 6/24/2027, FLR (EUR ICE Swap Rate - 5yr. + 3.3%) to 6/24/2032	EUR	300,000	282,701
Deutsche Bank AG, 10% to 4/30/2028, FLR (EUR ICE Swap Rate - 1yr. + 6.94%) to 11/14/2171		200,000	209,054
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)		$287,000	276,804
Intesa Sanpaolo S.p.A., 4.875%, 5/19/2030	EUR	220,000	229,469
Intesa Sanpaolo S.p.A., 5.125%, 8/29/2031		450,000	469,589
Manufacturers and Traders Trust Co., 4.7%, 1/27/2028		$366,000	338,020
Virgin Money UK PLC, 7.625%, 8/23/2029	GBP	310,000	384,194
			$7,277,065
Pharmaceuticals – 0.2%
Bayer AG, 6.625% to 12/25/2028, FLR (EUR Swap Rate - 5yr. + 3.432%) to 12/25/2033, FLR (EUR Swap Rate - 5yr. + 3.682%) to 12/25/2048, FLR (EUR Swap Rate - 5yr. + 4.432%) to 9/25/2083	EUR	500,000	$522,593
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 5/19/2033		$449,000	424,430
			$947,023
Pollution Control – 0.2%
GFL Environmental, Inc., 3.5%, 9/01/2028 (n)		$182,000	$156,686
Waste Management, Inc., 4.625%, 2/15/2033		463,000	431,133
			$587,819
Precious Metals & Minerals – 0.1%
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)		$402,000	$375,342
Real Estate - Office – 0.2%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026		$356,000	$320,508
Corporate Office Property LP, REIT, 2%, 1/15/2029		237,000	185,629
Corporate Office Property LP, REIT, 2.75%, 4/15/2031		182,000	136,601
			$642,738

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Real Estate - Other – 0.3%
EPR Properties, REIT, 3.6%, 11/15/2031		$405,000	$300,214
Extra Space Storage LP, 5.5%, 7/01/2030		437,000	422,566
Lexington Realty Trust Co., 2.7%, 9/15/2030		380,000	294,259
			$1,017,039
Real Estate - Retail – 0.2%
STORE Capital Corp., REIT, 2.75%, 11/18/2030		$576,000	$412,634
WEA Finance LLC, 2.875%, 1/15/2027 (n)		470,000	403,728
			$816,362
Retailers – 0.2%
AutoZone, Inc., 4.75%, 8/01/2032		$314,000	$288,033
Home Depot, Inc., 4.875%, 2/15/2044		159,000	142,109
Home Depot, Inc., 3.625%, 4/15/2052		260,000	186,088
			$616,230
Specialty Chemicals – 0.1%
Covestro AG, 1.375%, 6/12/2030	EUR	170,000	$153,803
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)		$241,000	200,168
			$353,971
Specialty Stores – 0.1%
DICK'S Sporting Goods, 3.15%, 1/15/2032		$309,000	$237,529
Supranational – 0.1%
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	465,000	$297,640
Telecommunications - Wireless – 0.6%
A1 Towers Holding GmbH, 5.25%, 7/13/2028	EUR	200,000	$214,445
Crown Castle, Inc., REIT, 3.7%, 6/15/2026		$275,000	260,052
Rogers Communications, Inc., 3.8%, 3/15/2032		413,000	343,214
TDF Infrastructure S.A.S., 5.625%, 7/21/2028	EUR	200,000	211,784
T-Mobile USA, Inc., 3.875%, 4/15/2030		$483,000	427,924
T-Mobile USA, Inc., 5.75%, 1/15/2034		350,000	341,433
Vodafone Group PLC, 3.375%, 8/08/2049	GBP	360,000	270,076
Vodafone Group PLC, 5.625%, 2/10/2053		$336,000	297,755
			$2,366,683
Telephone Services – 0.1%
TELUS Corp., 2.85%, 11/13/2031	CAD	672,000	$396,813
Tobacco – 0.2%
B.A.T. International Finance PLC, 2.25%, 1/16/2030	EUR	270,000	$240,732
Philip Morris International, Inc., 5.125%, 11/17/2027		$538,000	526,804
			$767,536
Transportation - Services – 0.7%
Abertis Infraestructuras Finance B.V., 3.248% to 2/24/2026, FLR (EUR Swap Rate - 5yr. + 3.694%) to 2/24/2031, FLR (EUR Swap Rate - 5yr. + 3.944%) to 2/24/2046, FLR (EUR Swap Rate - 5yr. + 4.694%) to 2/24/2068	EUR	200,000	$192,748
Aeroporti di Roma S.p.A., 4.875%, 7/10/2033		470,000	478,977
Autostrade per L’Italia S.p.A., 5.125%, 6/14/2033		170,000	175,732
Autostrade per L'Italia S.p.A., 4.75%, 1/24/2031		225,000	230,868
Holding d'Infrastructures de Transport, 1.475%, 1/18/2031		300,000	252,695
Sydney Airport Finance Co. Pty Ltd., 4.375%, 5/03/2033		396,000	408,843
Transurban Finance Co. Pty Ltd., 4.225%, 4/26/2033		180,000	186,141
Triton International Ltd., 3.15%, 6/15/2031 (n)		$440,000	331,697
United Parcel Service, 5.05%, 3/03/2053		550,000	504,158
			$2,761,859

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 5.31%, 5/01/2027		$9,796	$9,547
U.S. Treasury Obligations – 0.4%
U.S. Treasury Bonds, 3.875%, 5/15/2043 (f)		$1,182,000	$1,027,601
U.S. Treasury Bonds, 3.625%, 5/15/2053 (f)		513,000	424,748
			$1,452,349
Utilities - Electric Power – 2.5%
American Electric Power Co., Inc., 5.699%, 8/15/2025		$187,000	$186,042
American Electric Power Co., Inc., 5.625%, 3/01/2033		248,000	239,979
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)		104,000	82,213
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043		92,000	80,832
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053		76,000	59,362
Bruce Power LP, 2.68%, 12/21/2028	CAD	915,000	586,065
E.ON International Finance B.V., 5.875%, 10/30/2037	GBP	400,000	469,177
EDP Servicios Financieros Espana S.A., 4.375%, 4/04/2032	EUR	214,000	224,654
Enel Americas S.A., 4%, 10/25/2026		$1,891,000	1,758,082
Enel Finance International N.V., 2.25%, 7/12/2031 (n)		630,000	476,003
Enel Finance International N.V., 4.5%, 2/20/2043	EUR	240,000	231,608
Enel S.p.A., 1.875% to 9/08/2030, FLR (EUR Swap Rate - 5yr. + 2.011%) to 9/08/2035, FLR (EUR Swap Rate - 5yr. + 2.261%) to 9/08/2050, FLR (EUR Swap Rate - 5yr. + 3.011%) to 3/08/2170		255,000	197,178
ENGIE Energía Chile S.A., 4.5%, 1/29/2025 (n)		$1,180,000	1,132,628
Evergy, Inc., 2.9%, 9/15/2029		280,000	239,149
Georgia Power Co., 4.95%, 5/17/2033		517,000	484,604
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		184,000	144,098
Mercury Chile Holdco LLC, 6.5%, 1/24/2027		422,000	386,512
National Grid Electricity Transmission PLC, 2%, 4/17/2040	GBP	470,000	329,417
National Grid PLC, 4.275%, 1/16/2035	EUR	230,000	230,967
NextEra Energy Capital Holdings, Inc., 6.051%, 3/01/2025		$225,000	225,340
NextEra Energy Capital Holdings, Inc., 5.749%, 9/01/2025		201,000	200,436
Pacific Gas & Electric Co., 6.1%, 1/15/2029		259,000	252,971
Pacific Gas & Electric Co., 6.4%, 6/15/2033		154,000	148,431
PPL Electric Utilities Corp, 1st Mortgage, 5.25%, 5/15/2053		412,000	376,242
SSE PLC, 4%, 9/05/2031	EUR	210,000	217,808
Virginia Electric & Power Co., 3.5%, 3/15/2027		$270,000	252,600
Xcel Energy, Inc., 4.6%, 6/01/2032		213,000	193,287
			$9,405,685
Utilities - Gas – 0.3%
EP Infrastructure A.S., 1.698%, 7/30/2026	EUR	520,000	$481,049
EP Infrastructure A.S., 2.045%, 10/09/2028		680,000	582,333
			$1,063,382
Utilities - Other – 0.1%
AEGEA Finance S.à r.l., 9%, 1/20/2031 (n)		$413,000	$416,304
Total Bonds			$228,601,947
Common Stocks – 33.1%
Aerospace & Defense – 0.7%
General Dynamics Corp. (f)		7,200	$1,590,984
Honeywell International, Inc. (f)		3,101	572,879
L3Harris Technologies, Inc.		2,836	493,804
			$2,657,667
Alcoholic Beverages – 0.6%
Diageo PLC		25,881	$954,461
Heineken N.V.		5,818	511,795
Kirin Holdings Co. Ltd.		31,800	445,379

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Alcoholic Beverages – continued
Pernod Ricard S.A.	2,312	$384,858
		$2,296,493
Apparel Manufacturers – 0.2%
Compagnie Financiere Richemont S.A.	5,446	$663,554
Automotive – 0.8%
Aptiv PLC (a)	7,990	$787,734
Bridgestone Corp.	8,300	323,747
Lear Corp.	4,096	549,683
LKQ Corp. (f)	17,528	867,811
Stellantis N.V.	15,605	299,317
Tofas Turk Otomobil Fabrikasi A.S.	12,297	132,530
		$2,960,822
Biotechnology – 0.1%
Biogen, Inc. (a)	426	$109,486
Gilead Sciences, Inc. (f)	2,476	185,552
		$295,038
Broadcasting – 0.4%
Omnicom Group, Inc. (f)	20,612	$1,535,182
Brokerage & Asset Managers – 0.9%
Bank of New York Mellon Corp.	12,801	$545,963
Cboe Global Markets, Inc.	4,121	643,741
Charles Schwab Corp. (f)	30,721	1,686,583
CME Group, Inc.	2,095	419,461
		$3,295,748
Business Services – 1.1%
Accenture PLC, “A”	2,523	$774,838
CGI, Inc. (a)	4,943	487,222
Experian PLC	13,317	435,055
Fidelity National Information Services, Inc.	7,356	406,566
Fiserv, Inc. (a)(f)	6,402	723,170
SCSK Corp.	2,800	48,884
Secom Co. Ltd.	13,300	902,449
Verisk Analytics, Inc., “A”	790	186,630
		$3,964,814
Cable TV – 0.8%
Comcast Corp., “A” (f)	65,908	$2,922,361
Chemicals – 0.3%
Nutrien Ltd.	1,449	$89,484
PPG Industries, Inc.	7,086	919,763
		$1,009,247
Computer Software – 0.5%
Dun & Bradstreet Holdings, Inc.	52,466	$524,135
Microsoft Corp. (f)	4,520	1,427,190
		$1,951,325
Computer Software - Systems – 1.4%
Amadeus IT Group S.A.	6,523	$393,100
Cap Gemini S.A.	4,889	848,920
Fujitsu Ltd.	6,000	706,638
Hitachi Ltd.	20,900	1,297,159

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
Hon Hai Precision Industry Co. Ltd.	136,000	$438,159
Lenovo Group Ltd.	264,000	272,059
Samsung Electronics Co. Ltd.	25,273	1,281,068
Seagate Technology Holdings PLC	2,107	138,957
		$5,376,060
Construction – 0.7%
Anhui Conch Cement Co. Ltd.	116,500	$310,183
Heidelberg Materials AG	2,613	203,106
Masco Corp.	18,984	1,014,695
Stanley Black & Decker, Inc.	6,154	514,351
Techtronic Industries Co. Ltd.	32,500	315,415
Zhejiang Supor Co. Ltd., “A”	16,300	108,190
		$2,465,940
Consumer Products – 0.9%
Colgate-Palmolive Co. (f)	10,273	$730,513
Kenvue, Inc.	34,082	684,367
Kimberly-Clark Corp. (f)	9,564	1,155,809
Reckitt Benckiser Group PLC	11,158	788,788
		$3,359,477
Electrical Equipment – 0.9%
Johnson Controls International PLC	22,808	$1,213,614
Legrand S.A.	5,731	525,973
Mitsubishi Electric Corp.	10,600	131,152
Schneider Electric SE	8,757	1,443,703
		$3,314,442
Electronics – 1.5%
Analog Devices, Inc.	1,108	$194,000
Broadcom, Inc.	157	130,401
Intel Corp.	26,211	931,801
Kyocera Corp.	15,700	797,082
Lam Research Corp.	584	366,034
Novatek Microelectronics Corp.	18,000	235,870
NVIDIA Corp.	452	196,615
NXP Semiconductors N.V.	5,989	1,197,321
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6,404	556,507
Texas Instruments, Inc. (f)	6,788	1,079,360
		$5,684,991
Energy - Independent – 1.4%
ConocoPhillips (f)	14,341	$1,718,052
Hess Corp. (f)	7,736	1,183,608
Phillips 66	9,696	1,164,974
Pioneer Natural Resources Co.	2,504	574,793
Valero Energy Corp.	3,945	559,046
		$5,200,473
Energy - Integrated – 1.4%
China Petroleum & Chemical Corp.	1,436,000	$784,845
Eni S.p.A.	109,139	1,752,931
Exxon Mobil Corp. (f)	2,851	335,221
LUKOIL PJSC (a)(u)	1,414	0
Petroleo Brasileiro S.A., ADR	23,416	321,033
Suncor Energy, Inc.	35,305	1,214,133
TotalEnergies SE	10,493	690,517
		$5,098,680

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Engineering - Construction – 0.1%
ACS Actividades de Construcción y Servicios S.A.	3,498	$126,000
Doosan Bobcat, Inc.	4,061	152,595
		$278,595
Food & Beverages – 0.8%
Archer Daniels Midland Co.	5,155	$388,790
Coca-Cola FEMSA S.A.B. de C.V.	1,246	97,736
Danone S.A.	14,466	797,018
General Mills, Inc. (f)	16,496	1,055,579
J.M. Smucker Co.	4,199	516,099
		$2,855,222
Food & Drug Stores – 0.5%
BIM Birlesik Magazalar A.S.	24,303	$243,486
Tesco PLC	432,987	1,392,210
Wesfarmers Ltd.	4,219	143,388
		$1,779,084
Health Maintenance Organizations – 0.6%
Cigna Group (f)	7,555	$2,161,259
Insurance – 2.0%
Aon PLC (s)	6,536	$2,119,102
China Pacific Insurance Co. Ltd.	41,600	104,120
Chubb Ltd.	5,445	1,133,540
DB Insurance Co. Ltd.	480	31,801
Equitable Holdings, Inc.	22,031	625,460
Hartford Financial Services Group, Inc.	3,775	267,685
Manulife Financial Corp.	64,491	1,178,477
MetLife, Inc. (f)	7,744	487,175
Samsung Fire & Marine Insurance Co. Ltd.	2,836	546,188
Travelers Cos., Inc.	1,460	238,433
Willis Towers Watson PLC	4,375	914,200
		$7,646,181
Internet – 0.3%
Alphabet, Inc., “A” (a)(f)	9,999	$1,308,469
Machinery & Tools – 1.2%
Eaton Corp. PLC	7,321	$1,561,423
Ingersoll Rand, Inc.	13,425	855,441
Kubota Corp.	36,100	532,417
Regal Rexnord Corp.	5,710	815,845
Timken Co.	1,391	102,224
Volvo Group	36,153	744,197
		$4,611,547
Major Banks – 3.7%
ABN AMRO Group N.V., GDR	51,293	$726,298
Bank of America Corp.	48,680	1,332,858
BNP Paribas	32,082	2,042,434
DBS Group Holdings Ltd.	45,600	1,122,154
Erste Group Bank AG	4,464	154,210
Goldman Sachs Group, Inc.	5,231	1,692,595
JPMorgan Chase & Co.	12,126	1,758,512
Mitsubishi UFJ Financial Group, Inc.	171,700	1,457,451
NatWest Group PLC	407,906	1,167,162
Regions Financial Corp.	9,249	159,083

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
UBS Group AG	90,048	$2,225,785
		$13,838,542
Medical & Health Technology & Services – 0.3%
ICON PLC (a)	1,898	$467,382
McKesson Corp.	1,528	664,451
		$1,131,833
Medical Equipment – 0.6%
Becton, Dickinson and Co.	3,112	$804,545
Boston Scientific Corp. (a)(f)	7,173	378,734
Medtronic PLC	12,282	962,418
		$2,145,697
Metals & Mining – 0.9%
Glencore PLC	181,646	$1,038,799
PT United Tractors Tbk	31,600	57,761
Rio Tinto PLC	24,671	1,549,761
United States Steel Corp.	9,702	315,121
Vale S.A.	20,700	278,303
		$3,239,745
Other Banks & Diversified Financials – 0.6%
China Construction Bank Corp.	360,000	$203,194
Julius Baer Group Ltd.	10,438	668,928
KB Financial Group, Inc.	3,047	125,325
M&T Bank Corp.	1,690	213,701
Northern Trust Corp.	8,613	598,431
Sberbank of Russia PJSC (a)(u)	137,348	0
SLM Corp.	9,749	132,781
Truist Financial Corp.	17,320	495,525
		$2,437,885
Pharmaceuticals – 2.9%
AbbVie, Inc.	6,881	$1,025,682
Bayer AG	29,987	1,440,936
Johnson & Johnson	15,147	2,359,145
Merck & Co., Inc. (f)	1,634	168,220
Novartis AG	7,217	736,451
Organon & Co. (f)	33,351	578,974
Pfizer, Inc. (f)	32,836	1,089,170
Roche Holding AG	9,373	2,556,628
Sanofi	7,470	801,454
		$10,756,660
Printing & Publishing – 0.3%
RELX PLC	14,420	$486,632
Wolters Kluwer N.V.	5,065	613,401
		$1,100,033
Railroad & Shipping – 0.3%
A.P. Moller-Maersk A/S	40	$72,084
Union Pacific Corp.	4,482	912,670
		$984,754
Real Estate – 0.1%
Brixmor Property Group, Inc., REIT	8,562	$177,918
Broadstone Net Lease, Inc., REIT	4,055	57,987
NNN REIT, Inc.	4,651	164,366

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
W.P. Carey, Inc., REIT	2,927	$158,292
		$558,563
Restaurants – 0.2%
Sodexo	4,773	$491,558
Texas Roadhouse, Inc.	1,771	170,193
		$661,751
Specialty Chemicals – 0.3%
Akzo Nobel N.V.	6,035	$435,513
Axalta Coating Systems Ltd. (a)	14,503	390,131
Chemours Co.	3,987	111,835
Nitto Denko Corp.	3,000	196,895
		$1,134,374
Specialty Stores – 0.1%
Home Depot, Inc. (f)	1,176	$355,340
Ross Stores, Inc.	1,679	189,643
		$544,983
Telecommunications - Wireless – 0.7%
KDDI Corp.	53,100	$1,626,330
T-Mobile USA, Inc. (f)	7,286	1,020,404
		$2,646,734
Telephone Services – 0.2%
Hellenic Telecommunications Organization S.A.	20,923	$305,710
Quebecor, Inc., “B”	13,919	298,312
		$604,022
Tobacco – 0.5%
British American Tobacco PLC	19,913	$625,110
Japan Tobacco, Inc.	25,800	593,897
Philip Morris International, Inc. (f)	9,237	855,161
		$2,074,168
Utilities - Electric Power – 1.3%
Duke Energy Corp.	6,439	$568,306
E.ON SE	82,498	976,876
Edison International (f)	10,566	668,722
Iberdrola S.A.	67,272	751,120
National Grid PLC	62,847	750,189
PG&E Corp. (a)	52,225	842,389
Vistra Corp.	4,645	154,121
		$4,711,723
Total Common Stocks		$123,264,138
Preferred Stocks – 0.5%
Computer Software - Systems – 0.0%
Samsung Electronics Co. Ltd.	3,480	$140,551
Consumer Products – 0.3%
Henkel AG & Co. KGaA	15,728	$1,122,545
Metals & Mining – 0.2%
Gerdau S.A.	109,840	$527,288
Total Preferred Stocks		$1,790,384

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 2.9%
Money Market Funds – 2.9%
MFS Institutional Money Market Portfolio, 5.4% (v)	10,890,421	$10,892,599
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.1%
Market Index Securities – 0.1%
iTraxx Europe Crossover Series 40 Index Credit Default Swap-Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – November 2023 @ 4.375%	Put	Goldman Sachs International	$ 4,895,578	EUR 4,490,000	$45,866
iTraxx Europe Crossover Series 40 Index Credit Default Swap-Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – November 2023 @ 4.375%	Put	Goldman Sachs International	2,551,370	2,340,000	23,904
S&P 500 Index – December 2024 @ $3,600	Put	Goldman Sachs International	3,859,245	9	93,510
S&P 500 Index – June 2025 @ $3,500	Put	Goldman Sachs International	3,859,245	9	111,510
S&P 500 Index – December 2025 @ $3,400	Put	Goldman Sachs International	3,859,245	9	124,740
Total Purchased Options					$399,530

Written Options (see table below) – (0.0)%	$(25,634)

Other Assets, Less Liabilities – 2.1%	7,706,267
Net Assets – 100.0%	$372,629,231
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $10,892,599 and $354,055,999, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $49,301,310, representing 13.2% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(s)	Security or a portion of the security was pledged to cover collateral requirements for certain derivative transactions.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
GDR	Global Depositary Receipt
ICE	Intercontinental Exchange
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real

Portfolio of Investments (unaudited) – continued
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
Derivative Contracts at 9/30/23
Written Options
Underlying	Put/ Call	Counterparty	Par Amount/ Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Liability Derivatives
Market Index Securities
iTraxx Europe Crossover Series 40 Index Credit Default Swap-Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent	Put	Goldman Sachs International	EUR (4,490,000)	$(4,895,578)	5%	November – 2023	$(16,852)
iTraxx Europe Crossover Series 40 Index Credit Default Swap-Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent	Put	Goldman Sachs International	(2,340,000)	(2,551,370)	5%	November – 2023	(8,782)
							$(25,634)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CNH	10,578,785	USD	1,440,929	HSBC Bank	10/20/2023	$9,113
CNH	17,702,330	USD	2,425,329	JPMorgan Chase Bank N.A.	10/20/2023	1,142
COP	1,093,226,617	USD	261,825	Citibank N.A.	10/18/2023	5,002
EUR	690,458	USD	729,134	Deutsche Bank AG	10/20/2023	1,361
EUR	494,952	USD	523,600	Morgan Stanley Capital Services, Inc.	10/20/2023	53
EUR	1,005,075	USD	1,055,689	UBS AG	10/20/2023	7,666

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
NZD	3,291,000	USD	1,948,038	HSBC Bank	2/22/2024	$24,262
NZD	364,724	USD	216,227	Merrill Lynch International	10/20/2023	2,371
NZD	224,960	USD	132,107	State Street Bank Corp.	10/20/2023	2,723
SEK	110,761,497	USD	10,207,478	Barclays Bank PLC	2/22/2024	2,023
USD	957,363	AUD	1,481,000	HSBC Bank	2/22/2024	542
USD	364,738	AUD	550,407	HSBC Bank	10/20/2023	10,660
USD	3,990,866	AUD	5,914,033	JPMorgan Chase Bank N.A.	10/20/2023	186,347
USD	101,902	AUD	152,305	Merrill Lynch International	10/20/2023	3,924
USD	1,187,535	BRL	5,983,396	Goldman Sachs International	12/04/2023	6,610
USD	1,477,505	CAD	1,993,000	HSBC Bank	2/22/2024	6,947
USD	100,052	CAD	135,260	HSBC Bank	10/20/2023	444
USD	3,143,836	CAD	4,245,830	JPMorgan Chase Bank N.A.	2/22/2024	11,002
USD	116,966	CAD	158,073	JPMorgan Chase Bank N.A.	10/20/2023	558
USD	17,024,327	CHF	14,725,692	State Street Bank Corp.	2/22/2024	676,873
USD	742,676	CNH	5,400,000	Barclays Bank PLC	10/20/2023	2,494
USD	863,140	CNH	6,282,000	Citibank N.A.	10/20/2023	2,061
USD	1,079,981	CNH	7,852,000	Goldman Sachs International	10/20/2023	3,701
USD	18,917,397	CNY	136,110,674	Morgan Stanley Capital Services, Inc.	2/22/2024	34,451
USD	2,815,749	CZK	62,593,043	Deutsche Bank AG	10/20/2023	104,814
USD	353,920	CZK	7,843,822	State Street Bank Corp.	2/22/2024	14,786
USD	544,508	CZK	11,772,559	State Street Bank Corp.	10/20/2023	34,633
USD	486,843	DKK	3,297,301	State Street Bank Corp.	2/22/2024	15,477
USD	1,494,539	EUR	1,402,115	Barclays Bank PLC	10/20/2023	11,121
USD	983,226	EUR	915,996	Citibank N.A.	10/20/2023	14,115
USD	1,217,766	EUR	1,122,318	Deutsche Bank AG	10/20/2023	30,370
USD	45,337,240	EUR	41,343,800	HSBC Bank	2/22/2024	1,325,047
USD	213,911	EUR	199,428	HSBC Bank	10/20/2023	2,919
USD	8,484,075	EUR	7,788,651	JPMorgan Chase Bank N.A.	10/20/2023	243,792
USD	599,273	EUR	559,020	Merrill Lynch International	10/20/2023	7,838
USD	351,146	EUR	320,769	Morgan Stanley Capital Services, Inc.	10/20/2023	11,777
USD	2,299,822	EUR	2,135,954	State Street Bank Corp.	10/20/2023	40,013
USD	9,098,143	EUR	8,155,919	UBS AG	10/20/2023	469,296
USD	598,805	GBP	478,997	Barclays Bank PLC	10/20/2023	14,321
USD	754,215	GBP	586,134	Deutsche Bank AG	10/20/2023	39,000
USD	1,747,292	GBP	1,354,005	HSBC Bank	10/20/2023	95,100
USD	514,324	GBP	399,242	Merrill Lynch International	10/20/2023	27,160
USD	3,421,650	GBP	2,738,000	Morgan Stanley Capital Services, Inc.	2/22/2024	77,816
USD	150,395	GBP	118,292	Morgan Stanley Capital Services, Inc.	10/20/2023	6,052
USD	286,647	GBP	230,000	State Street Bank Corp.	10/20/2023	5,995
USD	684,697	GBP	537,638	UBS AG	10/20/2023	28,657
USD	1,210,317	HUF	429,740,701	Goldman Sachs International	10/20/2023	47,289
USD	1,041,187	IDR	16,018,869,000	Citibank N.A.	2/22/2024	5,130
USD	351,340	ILS	1,321,342	State Street Bank Corp.	2/22/2024	2,379
USD	3,926,293	JPY	549,145,746	Barclays Bank PLC	10/20/2023	241,636
USD	35,572,247	JPY	5,005,607,490	HSBC Bank	2/22/2024	1,281,421
USD	894,258	JPY	128,472,000	JPMorgan Chase Bank N.A.	2/22/2024	14,162
USD	518,023	JPY	76,793,557	JPMorgan Chase Bank N.A.	10/20/2023	2,754
USD	708,193	JPY	102,578,680	Merrill Lynch International	10/20/2023	19,910
USD	260,449	JPY	38,652,712	Morgan Stanley Capital Services, Inc.	10/20/2023	1,097
USD	727,637	JPY	108,407,863	UBS AG	10/20/2023	243
USD	10,321,645	KRW	13,659,871,920	Citibank N.A.	1/26/2024	127,795
USD	2,378,380	KRW	3,156,538,970	Citibank N.A.	2/22/2024	18,908
USD	12,731,837	KRW	16,691,120,416	Citibank N.A.	10/05/2023	361,892

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
USD	1,942,275	KRW	2,465,738,041	Citibank N.A.	11/09/2023	$111,618
USD	2,603,613	MXN	44,421,393	Deutsche Bank AG	10/20/2023	61,933
USD	673,409	MXN	11,854,487	State Street Bank Corp.	2/22/2024	9,394
USD	1,217,398	NZD	2,003,731	HSBC Bank	10/20/2023	16,460
USD	2,872,478	NZD	4,665,201	State Street Bank Corp.	10/20/2023	76,383
USD	9,264,503	NZD	14,825,292	UBS AG	10/20/2023	378,947
USD	375,932	PLN	1,555,778	UBS AG	2/22/2024	21,540
USD	1,220,062	SEK	13,061,752	Brown Brothers Harriman	10/20/2023	23,730
USD	6,451,506	SEK	65,997,925	Merrill Lynch International	10/20/2023	406,727
USD	564,624	SGD	758,722	JPMorgan Chase Bank N.A.	2/22/2024	5,839
USD	1,133,634	THB	38,889,309	Barclays Bank PLC	10/17/2023	64,363
						$6,923,979
Liability Derivatives
AUD	1,875,931	USD	1,209,407	Barclays Bank PLC	10/20/2023	$(2,614)
AUD	1,858,288	USD	1,263,782	JPMorgan Chase Bank N.A.	10/20/2023	(68,339)
AUD	1,442,145	USD	984,031	UBS AG	10/20/2023	(56,294)
BRL	1,569,650	USD	316,381	Barclays Bank PLC	12/04/2023	(6,583)
BRL	6,056,344	USD	1,227,151	Citibank N.A.	12/04/2023	(31,827)
CAD	1,681,951	USD	1,252,952	Goldman Sachs International	10/20/2023	(14,336)
CAD	906,242	USD	687,645	HSBC Bank	10/20/2023	(20,274)
CAD	5,538,764	USD	4,209,749	JPMorgan Chase Bank N.A.	10/20/2023	(130,914)
CHF	1,245,435	USD	1,461,511	State Street Bank Corp.	10/20/2023	(98,458)
CLP	98,837,007	USD	116,189	Barclays Bank PLC	10/20/2023	(5,092)
CNH	62,876,841	USD	8,830,629	Goldman Sachs International	10/20/2023	(212,053)
CNH	8,868,670	USD	1,250,633	State Street Bank Corp.	10/20/2023	(34,997)
CZK	35,774,547	USD	1,681,707	HSBC Bank	10/20/2023	(132,294)
DKK	3,499,358	USD	530,580	Deutsche Bank AG	10/20/2023	(34,097)
EUR	494,744	USD	557,894	Citibank N.A.	10/20/2023	(34,462)
EUR	26,701	USD	30,110	Deutsche Bank AG	10/20/2023	(1,861)
EUR	739,531	USD	804,368	Goldman Sachs International	10/20/2023	(21,954)
EUR	8,522,504	USD	9,261,960	HSBC Bank	10/20/2023	(245,273)
EUR	2,067,449	USD	2,232,629	JPMorgan Chase Bank N.A.	10/20/2023	(45,297)
EUR	269,090	USD	294,864	Merrill Lynch International	10/20/2023	(10,171)
EUR	4,744,178	USD	5,353,779	Morgan Stanley Capital Services, Inc.	10/20/2023	(334,505)
EUR	893,074	USD	978,316	State Street Bank Corp.	10/20/2023	(33,456)
EUR	2,991,259	USD	3,276,288	UBS AG	10/20/2023	(111,580)
GBP	514,137	USD	663,307	Barclays Bank PLC	10/20/2023	(35,944)
GBP	134,318	USD	170,244	Deutsche Bank AG	10/20/2023	(6,345)
GBP	385,872	USD	496,208	Merrill Lynch International	10/20/2023	(25,357)
GBP	4,528,654	USD	5,772,689	State Street Bank Corp.	2/22/2024	(241,986)
GBP	1,651,776	USD	2,099,494	State Street Bank Corp.	10/20/2023	(83,954)
GBP	316,784	USD	401,449	UBS AG	10/20/2023	(14,900)
HUF	74,886,000	USD	219,548	HSBC Bank	10/20/2023	(16,880)
HUF	423,522,599	USD	1,174,797	Merrill Lynch International	10/20/2023	(28,597)
IDR	9,570,222,766	USD	629,330	Barclays Bank PLC	10/13/2023	(10,107)
IDR	8,472,333,251	USD	559,784	Citibank N.A.	11/09/2023	(11,629)
ILS	962,094	USD	265,475	Merrill Lynch International	10/23/2023	(13,006)
JPY	89,411,860	USD	633,117	Barclays Bank PLC	10/20/2023	(33,182)
JPY	15,644,556	USD	108,054	Deutsche Bank AG	10/20/2023	(3,082)
JPY	78,165,060	USD	559,633	HSBC Bank	10/20/2023	(35,161)
JPY	2,186,473,709	USD	15,987,981	JPMorgan Chase Bank N.A.	10/20/2023	(1,317,183)
JPY	257,296,636	USD	1,827,356	State Street Bank Corp.	10/20/2023	(100,948)

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
JPY	83,258,004	USD	576,470	UBS AG	10/20/2023	$(17,825)
KRW	16,691,120,416	USD	12,534,482	Citibank N.A.	10/05/2023	(164,537)
MXN	10,345,356	USD	609,531	Morgan Stanley Capital Services, Inc.	10/20/2023	(17,596)
NOK	2,264,000	USD	212,667	Deutsche Bank AG	2/22/2024	(200)
NOK	1,893,699	USD	189,964	Goldman Sachs International	10/20/2023	(12,843)
NOK	146,882,623	USD	13,893,416	State Street Bank Corp.	2/22/2024	(109,117)
NZD	169,747	USD	106,111	State Street Bank Corp.	10/20/2023	(4,373)
PLN	2,454,931	USD	615,796	UBS AG	10/20/2023	(54,108)
SEK	26,238,105	USD	2,478,071	Brown Brothers Harriman	10/20/2023	(74,912)
SEK	8,442,480	USD	814,255	Citibank N.A.	10/20/2023	(41,004)
SEK	6,955,334	USD	667,165	State Street Bank Corp.	10/20/2023	(30,122)
SGD	715,723	USD	543,577	State Street Bank Corp.	10/20/2023	(19,615)
THB	67,026,590	USD	1,891,269	JPMorgan Chase Bank N.A.	11/13/2023	(44,097)
TWD	726,699	USD	23,285	Citibank N.A.	11/02/2023	(691)
USD	12,948,392	AUD	20,055,767	HSBC Bank	2/22/2024	(8,920)
USD	1,178,109	AUD	1,837,829	Merrill Lynch International	10/20/2023	(4,173)
USD	265,111	COP	1,149,784,960	Citibank N.A.	2/22/2024	(7,573)
USD	891,839	EUR	843,437	HSBC Bank	10/20/2023	(504)
USD	318,501	EUR	301,608	State Street Bank Corp.	10/20/2023	(597)
USD	1,169,520	GBP	961,778	JPMorgan Chase Bank N.A.	10/20/2023	(4,066)
USD	1,316,328	KRW	1,767,380,545	Morgan Stanley Capital Services, Inc.	2/22/2024	(4,767)
USD	1,075,312	MXN	19,021,953	Deutsche Bank AG	10/20/2023	(13,076)
USD	9,330,889	NZD	15,702,032	State Street Bank Corp.	2/22/2024	(79,359)
USD	396,587	NZD	669,028	State Street Bank Corp.	10/20/2023	(4,395)
USD	1,700,537	PEN	6,469,491	Barclays Bank PLC	10/31/2023	(4,771)
USD	827,985	SEK	9,201,933	HSBC Bank	10/20/2023	(14,824)
USD	1,219,579	SEK	13,449,000	Morgan Stanley Capital Services, Inc.	2/22/2024	(20,090)
						$(4,423,147)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
BIST 30 Index	Long	TRY	3,476	$11,509,651	October – 2023	$204,618
DAX Index	Short	EUR	6	2,462,230	December – 2023	49,106
FTSE Taiwan Index	Long	USD	116	6,612,000	October – 2023	44,892
Mexbol Index	Short	MXN	455	13,440,743	December – 2023	307,981
NSE IFSC NIFTY 50 Index	Short	USD	288	11,353,248	October – 2023	92,458
Russell 2000 Index	Short	USD	132	11,870,760	December – 2023	516,521
S&P/ASX 200 Index	Short	AUD	66	7,517,306	December – 2023	200,334
S&P/TSX 60 Index	Short	CAD	15	2,598,123	December – 2023	119,549
						$1,535,459
Interest Rate Futures
Canadian Treasury Bond 5 yr	Short	CAD	34	$2,702,978	December – 2023	$13,781
Euro-Bund 10 yr	Short	EUR	230	31,281,070	December – 2023	733,868
Euro-Schatz 2 yr	Short	EUR	150	16,650,103	December – 2023	70,246
Long Gilt 10 yr	Short	GBP	236	27,112,768	December – 2023	152,301

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
Interest Rate Futures − continued
U.S. Treasury Ultra Note 10 yr	Short	USD	47	$5,243,438	December – 2023	$138,900
						$1,109,096
						$2,644,555
Liability Derivatives
Equity Futures
CAC 40 Index	Long	EUR	21	$1,587,794	October – 2023	$(39,848)
FTSE 100 Index	Short	GBP	15	1,403,908	December – 2023	(13,209)
FTSE MIB Index	Long	EUR	90	13,455,992	December – 2023	(162,614)
FTSE/JSE Top 40 Index	Long	ZAR	210	7,481,085	December – 2023	(234,850)
Hang Seng Index	Long	HKD	28	3,198,156	October – 2023	(52,221)
IBEX 35 Index	Long	EUR	79	7,884,548	October – 2023	(14,677)
KOSPI 200 Index	Long	KRW	60	3,657,181	December – 2023	(101,955)
Mini Ibovespa	Long	BRL	1,154	5,382,760	October – 2023	(105,969)
MSCI Singapore Index	Short	SGD	593	12,391,401	October – 2023	(280,224)
OMX 30 Index	Long	SEK	276	5,456,567	October – 2023	(91,594)
S&P 500 E-Mini Index	Long	USD	3	648,825	December – 2023	(32,694)
Topix Index	Long	JPY	74	11,505,554	December – 2023	(211,281)
						$(1,341,136)
Interest Rate Futures
Australian Bond 10 yr	Long	AUD	359	$25,845,449	December – 2023	$(674,799)
Canadian Treasury Bond 10 yr	Long	CAD	141	11,951,651	December – 2023	(366,625)
Euro-Bobl 5 yr	Long	EUR	98	11,992,916	December – 2023	(76,952)
Euro-BTP 10 yr	Long	EUR	14	1,624,169	December – 2023	(74,186)
Euro-Buxl 30 yr	Long	EUR	15	1,940,477	December – 2023	(141,176)
Japan Government Bond 10 yr	Long	JPY	14	13,580,300	December – 2023	(111,624)
U.S. Treasury Bond 30 yr	Long	USD	44	5,006,375	December – 2023	(277,068)
U.S. Treasury Note 10 yr	Long	USD	54	5,835,375	December – 2023	(93,011)
U.S. Treasury Note 2 yr	Long	USD	11	2,229,820	December – 2023	(5,711)
U.S. Treasury Note 5 yr	Long	USD	37	3,898,297	December – 2023	(29,211)
U.S. Treasury Ultra Bond 30 yr	Long	USD	39	4,628,813	December – 2023	(84,557)
						$(1,934,920)
						$(3,276,056)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
1/02/26	BRL	4,100,000	centrally cleared	11.095%/At Maturity	Average Daily BZDIOVRA/At Maturity	$2,244	$—	$2,244
12/20/33	USD	29,900,000	centrally cleared	SOFR - 1 day/Annually	3.987%/Annually	648,756	(22,769)	625,987
12/20/53	USD	13,000,000	centrally cleared	SOFR - 1 day/Annually	3.716%/Annually	651,753	(45,028)	606,725
						$1,302,753	$(67,797)	$1,234,956

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements − continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Interest Rate Swaps
12/20/25	USD	132,300,000	centrally cleared	4.756%/Annually	SOFR - 1 day/Annually	$(141,066)	$(7,688)	$(148,754)
1/02/26	BRL	4,100,000	centrally cleared	10.48%/At Maturity	Average Daily BZDIOVRA/At Maturity	(6,279)	—	(6,279)
1/04/27	BRL	4,200,000	centrally cleared	10.3625%/At Maturity	Average Daily BZDIOVRA/At Maturity	(11,469)	—	(11,469)
12/20/28	USD	56,000,000	centrally cleared	4.148%/Annually	SOFR - 1 day/Annually	(446,074)	11,849	(434,225)
12/20/28	CNY	37,600,000	centrally cleared	2.45%/Quarterly	CFRR/Quarterly	(7,965)	(252)	(8,217)
						$(612,853)	$3,909	$(608,944)
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Credit Default Swaps
6/20/28	EUR	580,000	Barclays Bank PLC	5.00%/Quarterly	(1)	$6,540	$80,278	$86,818
(1) Fund, as protection seller, to pay notional amount upon a defined credit event by Glencore Funding LLC, 1.75%, 3/17/2025, a BBB+ rated bond. The fund entered into the contract to gain issuer exposure.
The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default swap index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody's, Fitch, and Standard & Poor's rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default swap index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index's reference basket of securities.
Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract.  Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country.  The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount.
At September 30, 2023, the fund had cash collateral of $5,385,074 and other liquid securities with an aggregate value of $26,015,730 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of

Supplemental Information (unaudited) – continued
investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, swap agreements, and written options. The following is a summary of the levels used as of September 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$69,596,088	$236,250	$—	$69,832,338
United Kingdom	788,788	8,399,379	—	9,188,167
Japan	9,059,480	—	—	9,059,480
France	801,454	7,224,981	—	8,026,435
Switzerland	—	6,851,346	—	6,851,346
Germany	2,620,918	1,122,545	—	3,743,463
Canada	3,267,628	—	—	3,267,628
Netherlands	—	2,287,007	—	2,287,007
South Korea	1,453,420	824,108	—	2,277,528
Other Countries	6,683,931	4,166,959	0	10,850,890
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	1,461,896	—	1,461,896
Non - U.S. Sovereign Debt	—	97,315,695	—	97,315,695
Municipal Bonds	—	3,018,219	—	3,018,219
U.S. Corporate Bonds	—	33,964,411	—	33,964,411
Residential Mortgage-Backed Securities	—	19,850,221	—	19,850,221
Commercial Mortgage-Backed Securities	—	7,660,266	—	7,660,266
Asset-Backed Securities (including CDOs)	—	10,874,453	—	10,874,453
Foreign Bonds	—	54,526,556	—	54,526,556
Mutual Funds	10,892,599	—	—	10,892,599
Total	$105,164,306	$259,784,292	$0	$364,948,598
Other Financial Instruments
Futures Contracts – Assets	$2,287,468	$357,087	$—	$2,644,555
Futures Contracts – Liabilities	(2,617,309)	(658,747)	—	(3,276,056)
Forward Foreign Currency Exchange Contracts – Assets	—	6,923,979	—	6,923,979
Forward Foreign Currency Exchange Contracts – Liabilities	—	(4,423,147)	—	(4,423,147)
Swap Agreements – Assets	—	1,321,774	—	1,321,774
Swap Agreements – Liabilities	—	(608,944)	—	(608,944)
Written Options - Liabilities	—	(25,634)	—	(25,634)
For further information regarding security characteristics, see the Portfolio of Investments.  At September 30, 2023, the fund held two level 3 securities valued at $0, which were also held and valued at $0 at December 31, 2022.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$8,530,707	$141,452,143	$139,089,279	$(1,985)	$1,013	$10,892,599
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$260,920	$—

Supplemental Information (unaudited) – continued
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2023, are as follows:
United States	38.2%
Japan	12.6%
Australia	6.7%
Italy	5.6%
South Korea	5.5%
Spain	5.5%
France	4.3%
China	4.2%
Germany	(8.5)%
Other Countries	25.9%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(4) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.